Unaudited Supplementary Data - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Income Tax Benefit From Internal Restructuring [Member]
Supplementary Data (Textuals)
Significant after-tax items loss/(gain)					$ (59)
Signifcant after-tax items per share basic					$ 0.12
Segment, Discontinued Operations [Member]
Supplementary Data (Textuals)
Significant after-tax items loss/(gain)	(8)	21	(74)		(28)	33		71
Signifcant after-tax items per share basic	$ 0.02	$ (0.04)	$ 0.15		$ 0.06	$ (0.07)		$ (0.14)
Net Gains Losses on Sales of Assets [Member]
Supplementary Data (Textuals)
Significant after-tax items loss/(gain)	(3)	(243)			(82)	(1)		(7)
Signifcant after-tax items per share basic	$ 0.01	$ 0.49			$ 0.17	$ 0		$ 0.01
Restructuring and Other [Member]
Supplementary Data (Textuals)
Significant after-tax items loss/(gain)	8	12	11	5	6	20
Signifcant after-tax items per share basic	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.04)
Impairment Losses [Member]
Supplementary Data (Textuals)
Significant after-tax items loss/(gain)	1,345	29	1,497	4	42	7	7	24
Signifcant after-tax items per share basic	$ (2.70)	$ (0.06)	$ (3.01)	$ (0.01)	$ (0.08)	$ (0.01)	$ (0.01)	$ (0.05)
Stockpile and Leach Pad Impairments [Member]
Supplementary Data (Textuals)
Significant after-tax items loss/(gain)	$ 237	$ 35	$ 272	$ 3		$ 3	$ 8	$ 6
Signifcant after-tax items per share basic	$ (0.48)	$ (0.07)	$ (0.55)	$ (0.01)		$ (0.01)	$ (0.02)	$ (0.01)